Property and Equipment	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment Net [Abstract]
Property and Equipment

Note 6. Property and Equipment

Property and equipment consisted of the following (in thousands):

	December 31,
	2017	2016
Land and improvements	$284,374	$54,604
Buildings and other leasehold improvements	1,187,642	628,390
Riverboat	61,091	40,148
Furniture, fixtures and equipment	420,399	251,504
Furniture, fixtures and equipment held under capital leases (Note 16)	870	3,571
Construction in progress	14,451	6,985
	1,968,827	985,202
Less—Accumulated depreciation and amortization	(466,010)	(372,860)
Property and equipment, net	$1,502,817	$612,342

Substantially all property and equipment is pledged as collateral under our long‑term debt (see Note 9).

Depreciation expense, including amortization expense on capital leases, was $100.9 million, $58.9 million and $51.0 million for the years ended December 31, 2017, 2016 and 2015, respectively. At December 31, 2017 and 2016, accumulated depreciation and amortization includes $0.4 million and $2.9 million, respectively, related to assets acquired under capital leases.